Significant accounting policies - Restricted Cash and Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Including:
Cash and cash equivalents	$ 170,726	¥ 1,113,988		¥ 135,544	¥ 68,168
Restricted cash	52,232	340,813		348,548	38
Cash, cash equivalents and restricted cash as presented in the consolidated statements of cash flows	$ 222,958	¥ 1,454,801	$ 74,190	¥ 484,092	¥ 68,206